SCHEDULE OF SUPPLEMENTAL BALANCE SHEET INFORMATION RELATED TO LEASES (Details)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2024 CNY (¥)
Leases
Operating lease right-of-use assets, net	$ 39,387	¥ 280,398	¥ 127,163
Total operating lease assets	39,387	280,398	127,163
Operating lease liabilities, current	13,916	99,065	95,003
Operating lease liabilities, non-current	23,163	164,896
Total operating lease liabilities	$ 37,079	¥ 263,961	¥ 95,003
Weighted average remaining lease term- operating lease	2 years 9 months	2 years 9 months	9 months
Weighted average discount rate- operating lease	3.00%	3.00%	4.75%